Taxation - Income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cayman Islands
Income taxes
Withholding tax		¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)		16.50%
Philippines
Income taxes
Income tax rate (as a percent)		30.00%
Valuation allowance		¥ 0	¥ 0
Income tax holiday (in years)		4 years
Income tax holiday extendable (in years)		6 years
Philippines | Philippines Co II
Income taxes
Percentage of exemption from corporate income tax		100.00%
Percentage of total revenues derived from outside clients		70.00%
PRC
Income taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%
PRC | VIEs
Income taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%
PRC | Beijing Dasheng Online Technology Co., Ltd.
Income taxes
Income tax rate (as a percent)	15.00%	15.00%	15.00%	25.00%	25.00%
PRC | Philippines Co II
Income taxes
Income tax rate (as a percent)		5.00%